Stock Incentive Plan - Share-Based Payment Arrangement, Expensed and Capitalized, Amount (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock-based compensation	$ 38,984	$ 208,628	$ 709,394	$ 790,755
Research and development
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock-based compensation	13,950	26,314	105,255	142,118
Selling, general and administrative
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock-based compensation	$ 25,034	$ 182,314	$ 604,139	$ 648,637